Document And Entity Information	May 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2022
Entity Registrant Name	Fulcrum Therapeutics, Inc.
Entity Central Index Key	0001680581
Entity Emerging Growth Company	true
Entity File Number	001-38978
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4839948
Entity Address, Address Line One	26 Landsdowne Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	651-8851
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	FULC
Security Exchange Name	NASDAQ